Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Liabilities:
Short-term debt	$ (20)	$ (40)
Long-term debt	(3,979)	(3,281)
USD Notes [Member]
Liabilities:
Long-term debt	(3,031)
2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt	(945)
Notes Embedded Conversion Derivative	(203)		(208)
Carrying Amount [Member] | Level II [Member]
Assets:
Notes hedges	203
Other financial assets	44	18
Derivative instruments-assets	2	1
Liabilities:
Short-term debt	(12)	(31)
Other long-term debt	(3)	(157)
Notes Embedded Conversion Derivative	(203)
Warrants	(136)
Derivative instruments-liabilities	(4)	(6)
Carrying Amount [Member] | Level II [Member] | USD Notes [Member]
Liabilities:
Short-term debt	(8)	(9)
Long-term debt	(3,031)	(3,124)
Carrying Amount [Member] | Level II [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt	(945)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Notes hedges	203
Other financial assets	44	18
Derivative instruments-assets	2	1
Liabilities:
Short-term debt	(12)	(31)
Other long-term debt	(3)	(157)
Notes Embedded Conversion Derivative	(203)
Warrants	(136)
Derivative instruments-liabilities	(4)	(6)
Estimated Fair Value [Member] | Level II [Member] | USD Notes [Member]
Liabilities:
Short-term debt	(8)	(9)
Long-term debt	(3,079)	(3,181)
Estimated Fair Value [Member] | Level II [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt	$ (1,176)